Consolidated Statements of Financial Position € in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	$ 211,750	$ 12,124
Derivative financial instruments	17	709
Derivative credit support payments	0	619
Trade receivables, net	54,308	48,119
Other receivables, net	58,096	57,937
Inventories	226,414	227,638
Prepaid expenses and other current assets	18,051	14,308
Income taxes receivable	41,319	22,802
Total current assets	609,955	384,256
Noncurrent assets:
Derivative financial instruments	28,029	0
Derivative credit support payments	0	3,770
Property, plant, equipment and mineral deposits, net	930,012	851,733
Right-of-use assets	66,158	64,688
Other assets	9,139	10,076
Intangible assets, net	29,020	30,167
Goodwill	221,562	221,562
Total noncurrent assets	1,283,920	1,181,996
Total assets	1,893,875	1,566,252
Current liabilities:
Accounts payable	130,500	139,831
Related party payables	14,181	8,727
Accrued expenses	22,122	24,879
Derivative financial instruments	0	1,014
Derivative credit support receipts	17	304
Provisions	8,897	10,081
Contract liabilities	6,763	6,344
Income taxes payable	2,189	1,872
Short-term borrowings, including accrued interest	5,387	33,608
Lease liabilities	11,168	12,386
Total current liabilities	201,224	239,046
Noncurrent liabilities:
Long-term borrowings	390,438	358,222
Lease liabilities	55,420	55,967
Retirement benefit obligations	7,101	5,117
Derivative financial instruments	0	8,418
Derivative credit support receipts	28,300	0
Provisions	61,440	50,926
Other noncurrent liabilities	330	330
Deferred income tax liability	115,556	98,212
Total noncurrent liabilities	658,585	577,192
Total liabilities	859,809	816,238
Stockholders’ equity:
Common stock	1,843,625	1,753,625
Share premium	865,921	852,282
Capital reserves	4,039	4,039
Retained earnings	777,749	597,296
Common control reserve	(2,460,630)	(2,460,630)
Accumulated other comprehensive income/(loss)	3,362	3,402
Total stockholders’ equity	1,034,066	750,014
Total liabilities and stockholders’ equity	$ 1,893,875	$ 1,566,252